Leases - Schedule of Operating Lease Term and Discount Rate (Detail)	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years)	9 years 4 months 17 days	9 years 3 days
Weighted average discount rate	2.69%	2.71%